UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  399 Park Avenue, 38th Floor
          New York, New York 10022

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, February 14, 2007

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   56
                                                ---------------

Form 13F Information Table Value Total:             $554,953
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ACCURAY INC                    COM    004397105    19,205  1,261,847  S/H          OTHER            1          -  1,261,847     -

AMERICAN MED SYS HLDGS         COM    02744M108     7,992    552,700  S/H          OTHER            1          -    552,700     -

ADAMS RESPIRATORY THERAPEUTI   COM    00635P107    10,001    167,414  S/H          OTHER            1          -    167,414     -

AMGEN INC                      COM    031162100    12,543    270,085  S/H          OTHER            1          -    270,085     -

ARTES MEDICAL INC              COM    04301Q100       266    117,300  S/H          OTHER            1          -    117,300     -

ASPENBIO PHARMA INC            COM    045346103       462     53,000  S/H          OTHER            1          -     53,000     -

ATHENAHEALTH INC               COM    04685W103     1,440     40,000  S/H          OTHER            1          -     40,000     -

ATHERSYS INC                   COM    04744L106     5,863  1,235,000  S/H          OTHER            1          -  1,235,000     -

ATS MED INC                    COM    002083103    11,218  5,075,821  S/H          OTHER            1          -  5,075,821     -

AVIGEN INC                     COM    053690103     2,187    514,600  S/H          OTHER            1          -    514,600     -

BARR PHARMACEUTICALS INC       COM    068306109     6,372    120,000  S/H          OTHER            1          -    120,000     -

BIOFORM MEDICAL INC            COM    09065G107     2,619    383,505  S/H          OTHER            1          -    383,505     -

BIOMARIN PHARMACEUTICAL INC    COM    09061G101    20,181    570,081  S/H          OTHER            1          -    570,081     -

BOSTON SCIENTIFIC CORP         COM    101137107    20,718  1,781,397  S/H          OTHER            1          -  1,781,397     -

BROOKDALE SR LIVING INC        COM    112463104     1,122     39,500  S/H          OTHER            1          -     39,500     -

DIALYSIS CORP AMER             COM    252529102     3,075    361,759  S/H          OTHER            1          -    361,759     -

DYAX CORP                      COM    26746E103     9,294  2,539,232  S/H          OTHER            1          -  2,539,232     -

EMAGEON INC                    COM    29076V109    10,328  2,562,704  S/H          OTHER            1          -  2,562,704     -

EMERGENCY MEDICAL SVCS         CL A   29100P102     1,408     48,076  S/H          OTHER            1          -     48,076     -
CORP

EV3 INC                        COM    26928A200    16,504  1,298,481  S/H          OTHER            1          -  1,298,481     -

GENENTECH INC                  COM    368710406     7,062    105,300  S/H          OTHER            1          -    105,300     -

GENEREX BIOTECHNOLOGY CP DEL   COM    371485103        16     10,000  S/H          OTHER            1          -     10,000     -

GENTIUM S P A                  ADR    37250B104     1,675    120,339  S/H          OTHER            1          -    120,339     -

HANSEN MEDICAL INC             COM    411307101     2,177     72,700  S/H          OTHER            1          -     72,700     -

HEALTH MGMT ASSOC INC NEW      CL A   421933102    27,081  4,528,677  S/H          OTHER            1          -  4,528,677     -

HEALTH NET INC                 COM    42222G108    20,979    434,346  S/H          OTHER            1          -    434,346     -

HI-TECH PHARMACAL INC          COM    42840B101    13,190  1,358,365  S/H          OTHER            1          -  1,358,365     -

HEALTHSOUTH CORP               COM    421924309     4,300    204,761  S/H          OTHER            1          -    204,761     -

HYTHIAM INC                    COM    44919F104     1,064    363,056  S/H          OTHER            1          -    363,056     -

LABORATORY CORP AMER HLDGS     COM    50540R409    14,147    187,300  S/H          OTHER            1          -    187,300     -

LIFEPOINT HOSPITALS INC        COM    53219L109    13,183    443,285  S/H          OTHER            1          -    443,285     -

MERIT MED SYS INC              COM    589889104    23,259  1,673,322  S/H          OTHER            1          -  1,673,322     -

MYLAN INC                      COM    628530107    22,454  1,597,000  S/H          OTHER            1          -  1,597,000     -

NASTECH PHARMACEUTICAL INC     COM    631728409        54     14,260  S/H          OTHER            1          -     14,260     -

NOVACEA INC                    COM    66987B103     4,665  1,565,440  S/H          OTHER            1          -  1,565,440     -

NXSTAGE MEDICAL INC            COM    67072V103       715     47,100  S/H          OTHER            1          -     47,100     -

OCULUS INNOVATIVE SCIENCES I   COM    67575P108       106     25,850  S/H          OTHER            1          -     25,850     -

ORCHID CELLMARK INC            COM    68573C107     9,624  1,924,807  S/H          OTHER            1          -  1,924,807     -

OREXIGEN THERAPEUTICS INC      COM    686164104        59      4,174  S/H          OTHER            1          -      4,174     -

OSIRIS THERAPEUTICS INC        COM    68827R108       233     19,380  S/H          OTHER            1          -     19,380     -

PDL BIOPHARMA INC              COM    69329Y104    31,066  1,773,156  S/H          OTHER            1          -  1,773,156     -

PENWEST PHARMACEUTICALS COM    COM    709754105    12,684  2,168,213  S/H          OTHER            1          -  2,168,213     -

RURAL / METRO CORP             COM    781748108     7,922  3,701,647  S/H          OTHER            1          -  3,701,647     -

SALIX PHAMACEUTICALS INC       COM    795435106       988    125,440  S/H          OTHER            1          -    125,440     -

SANGAMO BIOSCIENCES INC        COM    800677106       111      8,500  S/H          OTHER            1          -      8,500     -

SIRTRIS PHARMACEUTICALS INC    COM    82968A105     1,509    110,261  S/H          OTHER            1          -    110,261     -

SKILLED HEALTHCARE GROUP INC   CL A   83066R107     2,601    177,760  S/H          OTHER            1          -    177,760     -

ST JUDE MED INC                COM    790849103    13,980    344,000  S/H          OTHER            1          -    344,000     -

TEVA PHARMACEUTICAL INDS LTD   ADR    881624209     8,407    180,870  S/H          OTHER            1          -    180,870     -

COOPER COS INC                 COM    216648402     7,848    206,536  S/H          OTHER            1          -    206,536     -

TRIMERIS INC                   COM    896263100    12,276  1,758,672  S/H          OTHER            1          -  1,758,672     -

TRIPLE S MGMT CORP             COM    896749108    57,233  2,831,925  S/H          OTHER            1          -  2,831,925     -

UNITED THERAPEUTICS CORP DEL   COM    91307C102    25,682    263,000  S/H          OTHER            1          -    263,000     -

VISTACARE INC                  COM    92839Y109    12,132  1,673,350  S/H          OTHER            1          -  1,673,350     -

WELLCARE HEALTH PLANS INC      COM    94946T106    26,450    623,685  S/H          OTHER            1          -    623,685     -

YM BIOSCIENCES INC             COM    984238105     5,223  3,926,895  S/H          OTHER            1          -  3,926,895     -


